Note 25 - Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
25.	Revenue from contracts with customers

Disaggregated revenue
Colliers has disaggregated its revenue from contracts with customers by type of service and region as presented in the following table.

OPERATING SEGMENT REVENUES

			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

2019
Lease brokerage	$691,149	$139,141	$115,916	$-	$193	$946,399
Sales brokerage	424,703	192,673	158,533	-	-	775,909
Property management	263,126	75,751	143,037	-	-	481,914
Valuation and advisory	167,919	109,517	69,028	-	-	346,464
Project management	124,991	113,792	44,146	-	-	282,929
IM - Advisory	-	-	-	152,479	-	152,479
IM - Incentive Fees	-	-	-	19,162	-	19,162
IM - Transaction and Other	-	-	-	2,947	-	2,947
Other	18,619	5,592	11,949	-	1,448	37,608
Total Revenue	$1,690,507	$636,466	$542,609	$174,588	$1,641	$3,045,811

2018
Lease brokerage	$648,815	$139,685	$115,447	$-	$-	$903,947
Sales brokerage	441,934	168,796	170,154	-	-	780,884
Property management	228,550	84,861	135,921	-	-	449,332
Valuation and advisory	148,721	112,180	62,133	-	-	323,034
Project management	109,699	107,149	32,230	-	-	249,078
IM - Advisory	-	-	-	68,648	-	68,648
IM - Incentive Fees	-	-	-	6,330	-	6,330
IM - Transaction and Other	-	-	-	1,043	-	1,043
Other	18,465	10,567	12,475	-	1,624	43,131
Total Revenue	$1,596,184	$623,238	$528,360	$76,021	$1,624	$2,825,427

Contract balances
The Company had contract assets totaling
$48,934
of which
$42,772
was current (
2018
-
$110,432
of which
$99,468
was current). During the year ended
December 31, 2019,
substantially all of the current contract assets were moved to accounts receivable or sold under the AR Facility (Note
13
).

The Company had contract liabilities (all current) totaling
$24,133
(
2018
-
$28,773
). Revenue recognized for the year ended
December 31, 2019
totaled
$26,568
(
2018
-
$17,916
) that was included in the contract liability balance at the beginning of the year.

Certain constrained brokerage fees, outsourcing and advisory fees and investment management fees may
arise from services that began in a prior reporting period. Consequently, a portion of the fees the Company recognizes in the current period may
be partially related to the services performed in prior periods. In particular, generally less than
5%
of brokerage revenue recognized in a period had previously been constrained and substantially all investment management incentive fees, including carried interest, recognized in the period were previously constrained.